Offerings - Offering: 1	Jun. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	47,384,690
Proposed Maximum Offering Price per Unit	0.9963
Maximum Aggregate Offering Price	$ 47,209,366.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,519.61
Offering Note	The "Amount Registered" consists of up to 47,384,690 common shares ("Common Shares") of Canopy Growth Corporation (the "Company") reserved for future issuance under the Company's Omnibus Equity Incentive Plan. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Common Shares issued in connection with any share dividend, share split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding Common Shares. The "Proposed Maximum Offering Price Per Unit" is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, and is calculated based on $0.9963 per share, the average of the high and low prices of the Common Shares, as reported on the Nasdaq Global Select Market on June 11, 2026, which is a date within five business days prior to the date of filing the Registration Statement. Pursuant to the Company's Articles of Incorporation, as amended, each Common Share may at any time, at the option of the holder, be converted into one non-voting and non-participating exchangeable share of the Company (each, an "Exchangeable Share"), and each Exchangeable Share may at any time, at the option of the holder, be converted for one Common Share.